Note 12 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Sep. 30, 2016
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2016	2015
Net deferred tax asset:
Exploration costs	$847,000	$971,000
Property, mineral rights, and equipment	-	109,000
Long-term investments	213,000	180,000
Share-based compensation	2,224,000	2,127,000
Alternative minimum tax credit carryforward	2,000	2,000
Foreign income tax credit carryforwards	697,000	697,000
Federal and state net operating losses	14,442,000	13,568,000
Foreign net operating losses	1,736,000	1,736,000
Total deferred tax asset	20,161,000	19,390,000
Valuation allowance	(20,161,000)	(19,390,000)
Deferred tax asset	$0	$0

BH Minerals USA, Inc.
Net deferred tax asset:
Property, mineral rights, and equipment	$(3,809,000)	$(3,810,000)
Exploration costs	2,075,000	2,468,000
Federal and state net operating losses	4,655,000	4,192,000
Total deferred tax asset	2,921,000	2,850,000
Valuation allowance	(2,921,000)	(2,850,000)
Deferred tax asset	$0	$0